Shareholder Report, Holdings (Details)	Jul. 31, 2025
PERMANENT PORTFOLIO - CLASS I | Gold Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.38%
PERMANENT PORTFOLIO - CLASS I | Silver Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%
PERMANENT PORTFOLIO - CLASS I | Swiss Franc Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.74%
PERMANENT PORTFOLIO - CLASS I | Real Estate and Natural Resource Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.36%
PERMANENT PORTFOLIO - CLASS I | Aggressive Growth Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.56%
PERMANENT PORTFOLIO - CLASS I | Dollar Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.87%
PERMANENT PORTFOLIO - CLASS I | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.81%
PERMANENT PORTFOLIO - CLASS A | Gold Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.38%
PERMANENT PORTFOLIO - CLASS A | Silver Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%
PERMANENT PORTFOLIO - CLASS A | Swiss Franc Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.74%
PERMANENT PORTFOLIO - CLASS A | Real Estate and Natural Resource Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.36%
PERMANENT PORTFOLIO - CLASS A | Aggressive Growth Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.56%
PERMANENT PORTFOLIO - CLASS A | Dollar Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.87%
PERMANENT PORTFOLIO - CLASS A | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.81%
PERMANENT PORTFOLIO - CLASS C | Gold Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.38%
PERMANENT PORTFOLIO - CLASS C | Silver Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%
PERMANENT PORTFOLIO - CLASS C | Swiss Franc Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.74%
PERMANENT PORTFOLIO - CLASS C | Real Estate and Natural Resource Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.36%
PERMANENT PORTFOLIO - CLASS C | Aggressive Growth Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.56%
PERMANENT PORTFOLIO - CLASS C | Dollar Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.87%
PERMANENT PORTFOLIO - CLASS C | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.81%
SHORT-TERM TREASURY PORTFOLIO - CLASS I | 0 - 1 Months [Member]
Holdings [Line Items]
Percent of Total Investments	1.73%
SHORT-TERM TREASURY PORTFOLIO - CLASS I | 1 - 2 Months [Member]
Holdings [Line Items]
Percent of Total Investments	10.95%
SHORT-TERM TREASURY PORTFOLIO - CLASS I | 2 - 7 Months [Member]
Holdings [Line Items]
Percent of Total Investments	10.97%
SHORT-TERM TREASURY PORTFOLIO - CLASS I | 7 - 11 Months [Member]
Holdings [Line Items]
Percent of Total Investments	10.98%
SHORT-TERM TREASURY PORTFOLIO - CLASS I | 11 - 13 Months [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
SHORT-TERM TREASURY PORTFOLIO - CLASS I | 13 - 16 Months [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
SHORT-TERM TREASURY PORTFOLIO - CLASS I | 16 - 19 Months [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
SHORT-TERM TREASURY PORTFOLIO - CLASS I | 19 - 20 Months [Member]
Holdings [Line Items]
Percent of Total Investments	11.03%
SHORT-TERM TREASURY PORTFOLIO - CLASS I | 20 - 25 Months [Member]
Holdings [Line Items]
Percent of Total Investments	10.95%
SHORT-TERM TREASURY PORTFOLIO - CLASS I | 25 - 32 Months [Member]
Holdings [Line Items]
Percent of Total Investments	10.99%
VERSATILE BOND PORTFOLIO - CLASS I | AA+to AA- [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
VERSATILE BOND PORTFOLIO - CLASS I | A+ to A- [Member]
Holdings [Line Items]
Percent of Total Investments	10.73%
VERSATILE BOND PORTFOLIO - CLASS I | BBB+ to BBB- [Member]
Holdings [Line Items]
Percent of Total Investments	56.02%
VERSATILE BOND PORTFOLIO - CLASS I | BB+ to BB- [Member]
Holdings [Line Items]
Percent of Total Investments	7.24%
VERSATILE BOND PORTFOLIO - CLASS I | Not Rated-Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	5.53%
VERSATILE BOND PORTFOLIO - CLASS I | Not Rated-Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	12.38%
VERSATILE BOND PORTFOLIO - CLASS A | AA+ to AA- [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
VERSATILE BOND PORTFOLIO - CLASS A | A+ to A- [Member]
Holdings [Line Items]
Percent of Total Investments	10.73%
VERSATILE BOND PORTFOLIO - CLASS A | BBB+ to BBB- [Member]
Holdings [Line Items]
Percent of Total Investments	56.02%
VERSATILE BOND PORTFOLIO - CLASS A | BB+ to BB- [Member]
Holdings [Line Items]
Percent of Total Investments	7.24%
VERSATILE BOND PORTFOLIO - CLASS A | Not Rated-Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	5.53%
VERSATILE BOND PORTFOLIO - CLASS A | Not Rated-Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	12.38%
VERSATILE BOND PORTFOLIO - CLASS C | AA+ to AA- [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
VERSATILE BOND PORTFOLIO - CLASS C | A+ to A- [Member]
Holdings [Line Items]
Percent of Total Investments	10.73%
VERSATILE BOND PORTFOLIO - CLASS C | BBB+ to BBB- [Member]
Holdings [Line Items]
Percent of Total Investments	56.02%
VERSATILE BOND PORTFOLIO - CLASS C | BB+ to BB- [Member]
Holdings [Line Items]
Percent of Total Investments	7.24%
VERSATILE BOND PORTFOLIO - CLASS C | Not Rated-Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	5.53%
VERSATILE BOND PORTFOLIO - CLASS C | Not Rated-Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	12.38%
AGGRESSIVE GROWTH PORTFOLIO - CLASS I | Aerospace Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.42%
AGGRESSIVE GROWTH PORTFOLIO - CLASS I | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
AGGRESSIVE GROWTH PORTFOLIO - CLASS I | Computer Software & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.68%
AGGRESSIVE GROWTH PORTFOLIO - CLASS I | Electrical Equipment & Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.87%
AGGRESSIVE GROWTH PORTFOLIO - CLASS I | Energy Services & Processing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
AGGRESSIVE GROWTH PORTFOLIO - CLASS I | Engineering & Construction [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.59%
AGGRESSIVE GROWTH PORTFOLIO - CLASS I | Entertainment & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.43%
AGGRESSIVE GROWTH PORTFOLIO - CLASS I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.89%
AGGRESSIVE GROWTH PORTFOLIO - CLASS I | Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.92%
AGGRESSIVE GROWTH PORTFOLIO - CLASS I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%
AGGRESSIVE GROWTH PORTFOLIO - CLASS I | Natural Resources [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.32%
AGGRESSIVE GROWTH PORTFOLIO - CLASS I | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
AGGRESSIVE GROWTH PORTFOLIO - CLASS I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%
AGGRESSIVE GROWTH PORTFOLIO - CLASS I | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.97%
AGGRESSIVE GROWTH PORTFOLIO - CLASS I | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.48%
AGGRESSIVE GROWTH PORTFOLIO - CLASS I | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.27%
AGGRESSIVE GROWTH PORTFOLIO - CLASS A | Aerospace Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.42%
AGGRESSIVE GROWTH PORTFOLIO - CLASS A | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
AGGRESSIVE GROWTH PORTFOLIO - CLASS A | Computer Software & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.68%
AGGRESSIVE GROWTH PORTFOLIO - CLASS A | Electrical Equipment & Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.87%
AGGRESSIVE GROWTH PORTFOLIO - CLASS A | Energy Services & Processing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
AGGRESSIVE GROWTH PORTFOLIO - CLASS A | Engineering & Construction [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.59%
AGGRESSIVE GROWTH PORTFOLIO - CLASS A | Entertainment & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.43%
AGGRESSIVE GROWTH PORTFOLIO - CLASS A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.89%
AGGRESSIVE GROWTH PORTFOLIO - CLASS A | Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.92%
AGGRESSIVE GROWTH PORTFOLIO - CLASS A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%
AGGRESSIVE GROWTH PORTFOLIO - CLASS A | Natural Resources [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.32%
AGGRESSIVE GROWTH PORTFOLIO - CLASS A | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
AGGRESSIVE GROWTH PORTFOLIO - CLASS A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%
AGGRESSIVE GROWTH PORTFOLIO - CLASS A | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.97%
AGGRESSIVE GROWTH PORTFOLIO - CLASS A | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.48%
AGGRESSIVE GROWTH PORTFOLIO - CLASS A | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.27%
AGGRESSIVE GROWTH PORTFOLIO - CLASS C | Aerospace Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.42%
AGGRESSIVE GROWTH PORTFOLIO - CLASS C | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
AGGRESSIVE GROWTH PORTFOLIO - CLASS C | Computer Software & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.68%
AGGRESSIVE GROWTH PORTFOLIO - CLASS C | Electrical Equipment & Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.87%
AGGRESSIVE GROWTH PORTFOLIO - CLASS C | Energy Services & Processing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
AGGRESSIVE GROWTH PORTFOLIO - CLASS C | Engineering & Construction [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.59%
AGGRESSIVE GROWTH PORTFOLIO - CLASS C | Entertainment & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.43%
AGGRESSIVE GROWTH PORTFOLIO - CLASS C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.89%
AGGRESSIVE GROWTH PORTFOLIO - CLASS C | Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.92%
AGGRESSIVE GROWTH PORTFOLIO - CLASS C | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%
AGGRESSIVE GROWTH PORTFOLIO - CLASS C | Natural Resources [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.32%
AGGRESSIVE GROWTH PORTFOLIO - CLASS C | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
AGGRESSIVE GROWTH PORTFOLIO - CLASS C | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%
AGGRESSIVE GROWTH PORTFOLIO - CLASS C | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.97%
AGGRESSIVE GROWTH PORTFOLIO - CLASS C | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.48%
AGGRESSIVE GROWTH PORTFOLIO - CLASS C | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.27%